SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2022
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

15. SHARE-BASED PAYMENTS

Share incentive plan

In January 2019, the Group adopted a share incentive plan for the purpose of providing incentives and rewards to the Group’s directors, employees and consultants. As part of the Restructuring, the outstanding options were carried over on a one-for-one basis for the options under the Company’s share incentive plan (the “Share Incentive Plan”) with identical terms and conditions. The maximum aggregate number of ordinary shares that may be issued pursuant to all awards under the Share Incentive Plan was initially 19,684,555 ordinary shares, plus an annual increase on the first day of each fiscal year during the ten-year term of the plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares on the last day of the immediately preceding fiscal year. The options granted under the Share Incentive Plan have a contractual term of 10 years.

The options granted prior to IPO are accounted for as equity awards and contain both service and performance vesting conditions. The options generally vest in several installments over certain service periods, subject to certain specified performance targets. In addition, majority of the options granted will not be vested and exercisable until the closing of an IPO and the completion of the requisite service periods after such IPO. Certain options granted would be fully vested and exercisable upon the closing of an IPO. The Company records shared-based compensation expense for options with performance conditions on a straight-line basis over the requisite service period for each separately vesting portion of the awards and only if performance conditions are considered probable to be satisfied. Through the date of IPO, the Company has not recognized shared-based compensation expense for the options because the IPO is a performance condition that is not considered probable until it occurs. Upon the Company’s IPO in October 2020, the performance condition was met and RMB73,378 thousand of share-based compensation expenses was recognized accumulatively related to these awards.

In December 2021, the Company modified its share options granted under the Share Incentive Plan, to remove certain performance vesting conditions, if bound, for eligible share options. The incremental cost resulted from the modification was not material.

In September 2022, the Company modified the exercise prices for eligible outstanding options as of September 30, 2022, originally granted with exercise prices above US$0.2 per Class A ordinary share to the employees. Upon the modification, the exercise prices of these options were decreased to US$0.2 per Class A ordinary share, while other terms remained unchanged. The total incremental cost as a result of this modification amounted to RMB4,022 thousand (US$583 thousand), with RMB1,900 thousand (US$275 thousand) recognized on the date of modification, and the remaining recognized over the remaining vesting period of the awards.

In December 2022, 4,868,000 shares options were granted to certain directors and employees. The options granted are subject to service condition only, and vest in several installments with vesting schedules ranging from immediate to 4 years. The options are accounted for as equity awards with shared-based compensation expenses recognized over the vesting periods.

15. SHARE-BASED PAYMENTS (Continued)

A summary of the option activities under the Share Incentive Plan is stated below:

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$ in thousands
Outstanding, December 31, 2021	11,000,594	0.87	1.25	7.89	2,284
Granted	4,868,000	0.05	0.36	9.96
Forfeited	(406,273)	1.37	1.02
Exercised	(9,720)	0.05
Outstanding, December 31, 2022	15,452,601	0.15	0.68	7.86	6,157
Vested and expected to vest at December 31, 2022	15,452,601	0.15	0.68	7.86	6,157
Exercisable at December 31, 2022	7,427,090	0.19	0.65	7.43	2,851

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2021 and 2022, and the options’ exercise price, respectively. The total intrinsic value of options exercised was nil during the year ended December 31, 2020 as no options were exercised. The total intrinsic value of options exercised was RMB4,074 thousand and RMB32 thousand (US$5 thousand) during the years ended December 31, 2021 and 2022, respectively.

The total fair value of share options vested during the years ended December 31, 2020, 2021 and 2022 was RMB49,835 thousand, RMB15,725 thousand and RMB21,206 thousand (US$3,075 thousand), respectively. The weighted-average grant-date fair value of options granted during the years ended December 31, 2020 and 2022 was US$1.58 and US$0.36, respectively, and there were no options granted during the year ended December 31, 2021. As of December 31, 2022, total unrecognized share-based compensation expenses related to unvested share-based awards were RMB17,317 thousand (US$2,511 thousand), which were expected to be recognized over a weighted-average vesting period of 2.19 years.

15. SHARE-BASED PAYMENTS (Continued)

Fair value of options

The fair value of options was determined using the binomial option pricing model, with the assistance from an independent appraiser. The binomial option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatilities, the Group has made reference to historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Group’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent valuation firm using the discounted cash flow method. Subsequent to the IPO, the fair value of the ordinary shares is one-fifth of the price of the Company’s publicly traded ADSs.

The assumptions used to estimate the fair value of the options granted are as follows:

	For the year ended	For the year ended
	December 31, 2020	December 31, 2022
Fair value per ordinary share as at valuation date	US$1.30 — US$5.55	US$0.41
Risk‑free rate	0.69% — 0.84%	3.44%
Expected volatility range	50.87% — 51.22%	71.71%
Exercise multiple	2.2 — 2.8	2.2 — 2.8

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended
	December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
	(in thousands)
Cost of revenues	1,897	940	348	50
Research and development expenses	19,499	5,431	6,377	925
Sales and marketing expenses	2,858	3,010	1,599	232
General and administrative expenses	55,637	5,794	4,720	684
	79,891	15,175	13,044	1,891